Income Taxes (Details 2) - USD ($) $ in Thousands	Sep. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Income Tax Disclosure [Abstract]
Net operating loss carryover	$ 21,674	$ 23,327	$ 23,230
Depreciable and amortizable assets	1,733	1,761	1,168
Share-based compensation	3,852	3,586	2,858
Accrued liabilities	57	57	58
Inventory reserve			3
Allowance for bad debts	120	120	13
Warrant derivative liabilities	(2,887)	(2,884)	(1,956)
Effect of reduction in rate			994
Other	382	381	328
Total	24,931	26,348
Less: valuation allowance	24,931	26,348	24,708
Net deferred tax asset